LEASES (Detail) $ in Thousands		12 Months Ended
	Mar. 05, 2015 a Room	Sep. 30, 2015 USD ($)	Sep. 30, 2014 USD ($)	Sep. 30, 2013 USD ($)
Minimum future rental income
2016		$ 5,933
2017		3,858
2018		3,370
2019		3,026
2020		2,828
Thereafter		7,175
Total		26,190
Rental expense		9,200	$ 11,400	$ 11,000
Minimum future rental expense
2016		1,709
2017		7,683
2018		8,129
2019		7,941
2020		8,001
Thereafter		217,622
Total		$ 251,085
Mohegan Tribal Finance Authority
Related Party Transaction [Line Items]
Fourth Amendment, Amount of acres released for use | a	1.2
Fourth Amendment, Amount of rooms to be developed | Room	400
Initial lease term	28 years 4 months